32. RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Schedule of cemig's principal balances and transactions with related parties

Cemig’s main balances and transactions with related parties and its jointly-controlled entities are as follows:

	ASSETS		LIABILITIES		REVENUE			EXPENSES
COMPANY	2019	2018	2019	2018	2019	2018	2017	2019	2018	2017
Shareholder
Minas Gerais State Government
Current
Receivables from customers and traders (1)	346	245	–	–	166	163	163	–	–	–
ICMS tax – early payment (2)	–	–	–			11	12	–	–	–
Non-current
Accounts Receivable – AFAC (3)	115	246	–	–	17	18	18	–	–	–
Jointly-controlled entity
Aliança Geração
Current
Transactions with energy (4)	–	–	14	13	40	35	34	(166)	(165)	(147)
Provision of services (5)	1	2	–	–	7	12	12	–	–	–
Interest on Equity, and dividends	103	91	–	–	–	–	–	–	–	–
Contingency (6)	–	–	32	–	–	–	–	(32)	–	–
Baguari Energia
Current
Transactions with energy (4)	–	–	1	1	–	–	–	(8)	(11)	(7)
Provision of services (5)	–	–	–	–	1	1	1	–	–	–
Madeira Energia
Current
Transactions with energy (4)	6	6	58	64	68	70	70	(730)	(778)	(686)
Advance for future energy supply (7)	–	7	–	–	–	9	9	–	–	–
Reimbursement due to cancelled contract (8)	4	42	–	–	4	2	2	–	–	–
Non-current
Reimbursement for cancelled contract (8)	–	4	–	–	–	–	–	–	–	–
Norte Energia
Current
Transactions with energy (4)	–	–	24	23	22	16	16	(228)	(202)	(122)
Advance for future power supply (9)	40	–	–	–	–	–	–	–	–	–
Lightger
Current
Transactions with energy (4)	–	–	2	–	–	–	–	(21)	(21)	(19)
Hidrelétrica Pipoca
Current
Transactions with energy (4)	–	–	1	1	–	–	–	(19)	(19)	(15)
Retiro Baixo
Current
Transactions with energy (4)	–	–	–	–	5	4	–	(5)	(5)	(6)
Interest on Equity, and dividends	6	6	–	–	–	–	–	–	–	–
Hidrelétrica Cachoeirão
Current									–	–
Interest on Equity, and dividends	3	2	–	–	–	–	–	–	–	–
Renova
Current
Transactions with energy (4)	–	–	–	1	4	–	–	–	(81)	(179)
Non-current
Advance for future energy supply (8)	–	–	–	–	–	–	7	–	–	–
Accounts Receivable (10)	–	594	–	–	94	106	37	(688)	–	–
Loans from related parties (11)	17	–	6	–	–	–	–	–	–	–
Reimbursement for suspension of supply of power	–	–	–	–	–	–	52	–	–	–
Reimbursement for cessation of power purchase agreement	–	–	–	–	–	–	10	–	–	–
Empresa Amazonense de Transmissão de Energia (EATE)
Current
Transactions with energy (4)	–	–	–	–	–	–	–	–	–	(26)

COMPANY	ASSETS		LIABILITIES		REVENUE			EXPENSES
	2019	2018	2019	2018	2019	2018	2017	2019	2018	2017
Light
Current
Transactions with energy (4)	–	–	1	1	98	60	54	(9)	(1)	(1)
Interest on Equity, and dividends	73	10	–	–	–	–	–	–	–	–
Taesa
Current
Transactions with energy (4)	–	–	9	8	–	–	–	(96)	(109)	(127)
Provision of services (5)	–	–	–	–	1	1	1	–	–	–
Hidrelétrica Itaocara
Current
Adjustment for losses (12)	–	–	22	–	–	–	–	–	–	–
Cia. Transirapé de Transmissão
Current
Transactions with energy (4)	–	–	–	–	–	–	–	–	–	(10)
Provision of services (5)	–	–	–	–	–	–	1	–	–	–
Axxiom
Current
Provision of services (13)	–	–	3	–	–	–	–	–	–	–
Transudeste
Current
Transactions with energy (4)	–	–	–	–	–	–	–	–	–	(2)
Provision of services (5)	–	–	–	–	–	–	1	–	–	–
Transleste
Current
Transactions with energy (4)	–	–	–	–	–	–	–	–	–	(3)
Provision of services (5)	–	–	–	–	–	–	1	–	–	–
Centroeste
Current
Interest on Equity, and dividends	1	1	–	–	–	–	–	–	–	–
Other related parties
FIC Pampulha
Current
Cash and cash equivalents	36	274	–	–	–	–	–	–	–	–
Marketable securities	743	727	–	–	8	1,106	9	–	–	–
(–) Marketable securities issued by subsidiary companies (Note 24)	(3)	(24)	–	–	–	–	–	–	–	–
Non-current				–	–				–
Marketable securities	2	101	–	–	–	–	–	–	–	–
Forluz
Current
Post-employment obligations (14)	–	–	145	123	–	–	–	(197)	(192)	(174)
Supplementary pension contributions – Defined contribution plan (15)	–	–	–	–	–	–	–	(78)	(78)	(84)
Administrative running costs (16)	–	–	–	–	–	–	–	(30)	(28)	(26)
Operating leasing (17)	179	–	35	2	–	–	–	(55)	(46)	(55)
Non-current
Post-employment obligations (14)	–	–	2,827	2,046	–	–	–	–	–	–
Operating leasing (17)	–	–	149	–	–	–	–	–	–	–
Cemig Saúde
Current
Health Plan and Dental Plan (18)	–	–	141	120	–	(227)	–	–	(186)	(193)
Non-current
Health Plan and Dental Plan (18)	–	–	3,022	2,271	–	–	–	–	–	–

The main conditions and characteristics of interest with reference to the related party transactions are:

(4)	The transactions in sale and purchase of energy between generators and distributors take place through auctions in the Regulated Market, and are organized by the federal government. In the Free Market, transactions are made through auctions or through direct contracting, under the applicable legislation. Transactions for transport of energy, on the other hand, are carried out by transmission companies and arise from the centralized operation of the National Grid, executed by the National System Operator (ONS).
(5)	Refers to a contract to provide plant operation and maintenance services.
(6)	This refers to the aggregate amounts of legal actions realized and legal actions provisioned arising from the agreement made between Aliança Geração, Vale S.A. and Cemig. The action is provisioned in the amount of R$98, of which Cemig’s portion is R$32.
(7)	In 2017, payments of R$70 were made to Santo Antônio Energia, subsidiary of Madeira Energia: R$52 was advanced by Cemig GT; R$ 12 by Sá Carvalho; and R$ 6 by Rosal. The last installment was paid in January 2019.
(8)	Refers to reimbursement due to termination of contract related to change of the “power purchase agreements” (CCEARs) between Santo Antônio Energia S.A., a subsidiary of Madeira Energia, and Cemig Distribuição – totaling R$ 84, to be settled in 24 monthly installments, with inflation adjustment by the Selic rate and maturities up to January 2020. The outstanding amount at December 31, 2019 was R$4.
(9)	Refers to advance payments for energy supply made in 2019 to Norte Energia, established by auction and by contract registered with the CCEE (Power Trading Chamber). In full-year 2020 Norte Energia S.A. will deliver contracted supply in the amount of R$40. There is no financial updating of the contract.
(10)	As mentioned in Note 18, in June 2019, due to the uncertainties related to continuity of Renova, an estimated loss on realization of the receivables was recorded for the full value of the balance in the amount of R$688.
(11)

On November 25 and December 27, 2019, DIP loan contracts under court-supervised reorganization proceedings, referred to as ‘DIP’ and ‘DIP 2’, were entered into between the Company and Renova Energia S.A., in the amounts of R$10 and R$6.5, respectively. The contracts specify interest equal to 100% of the accumulated variation in the DI rate, plus an annual spread, applied pro rata die (on 252-business-days basis), of 1.083% for the DIP contract and 2.5% for the DIP2 contract, up to the date of respective full payment. The proceeds of this loan were allocated to the investee’s minimum cash needs. The contracts specify a guarantee, given by the investee and its guarantor, through surety and a fiduciary assignment on the shares of the special-purpose company Mina de Ouro, which represents 120% of the principal value of the loan, according to an independent valuation.

(12)	A liability was recognized corresponding to the Company’s interest in the share capital of Hidrelétrica Itaocara, due to its negative equity (see Note 18).
(13)	This refers to a contract for development of management software between Cemig D and Axxiom Soluções Tecnológicas S.A., instituted in Aneel Dispatch 2657/2017;
(14)	The contracts of Forluz are updated by the Expanded Customer Price Index (Índice Nacional de Preços ao Consumidor Amplo, or IPCA) calculated by the Brazilian Geography and Statistics Institute (IBGE) plus interest of 6% p.a. and will be amortized up to the business year of 2031 (see Note 26).
(15)	The Company’s contributions to the pension fund for the employees participating in the Mixed Plan, and calculated on the monthly remuneration, in accordance with the regulations of the Fund.
(16)	Funds for annual current administrative costs of the Pension Fund in accordance with the specific legislation of the sector. The amounts are estimated as a percentage of the Company’s payroll.
(17)	Rental of the Company’s administrative head offices, in effect until November 2020 (able to be extended every five years, up to 2035) and August 2024 (able to be extended every five years, up to 2034), with annual inflation adjustment by the IPCA index and price reviewed every 60 months. Aiming at costs reduction, in November, 2019, Cemig returned the Aureliano Chaves building to Forluz.
(18)	Post-employment obligations relating to the employees’ health and dental plan (see Note 26).

Schedule of dvidends receivable from equity investees

Dividends receivable from Company’s equity investees are as follows:

Dividends receivable	2019	2018
Light	73	–
Aliança Geração	103	91
Others (1)	10	29
	186	120

(1)	The subsidiaries grouped in ‘Others’ are identified in the table above under “Interest on Equity, and Dividends”.

Schedule of cemig is provider of surety or guarantee of loans, financings and debentures of related parties

Cemig has provided guarantees on loans, financing and debentures of the following related parties – not consolidated in the financial statements because they relate to jointly-controlled entities or affiliated companies:

Related party	Relationship	Type	Objective	2019	Maturity
Norte Energia (NESA)	Affiliated	Surety	Financing	2,555	2042
Light (1)	Affiliated	Counter-guarantee	Financing	684	2042
Santo Antônio Energia (SAESA) (2)	Affiliated	Guarantee	Financing	939	2034
Santo Antônio Energia (SAESA) (2)	Affiliated	Surety	Debentures	424	2037
Centroeste	Jointly-controlled entity	Surety	Financing	5	2023
				4,607

(1)	Related to execution of guarantees of the Norte Energia financing.
(2)	Corporate guarantee given by Cemig to Saesa.

Schedule of total costs of key management personnel

The total costs of key personnel, comprising the Executive Board, the Fiscal Council, the Audit Committee and the Board of Directors in 2019, 2018 and 2017, are within the limits approved at a General Shareholders’ Meeting, and the effects on the income statements of the years ended, are as follows:

	2019	2018	2017
Remuneration	25	34	32
Profit sharing (reversal)	6	4	1
Assistance benefits	1	3	2
Total	32	41	35

Related parties [Member]
Disclosure of transactions between related parties [line items]
Schedule of financial investments in securities of related parties, in the investment fund

The financial investments of the investment fund in marketable securities of related parties are as follows:

Issuer of security	Type	Annual contractual conditions	Maturity	2019 29,93%	2018 44.20%
ETAU (1)	Debentures	108.00% of CDI	Dec. 01, 2019	–	5
Light	Promissory Note	CDI + 3.50%	Jan. 22, 2019	–	3
				–	8

(1)	Empresa de Transmissão do Alto Uruguai S.A.